Land use rights (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Expected Net Proceeds From Auction						¥ 1,617,100
Gain Loss On Disposition Of Assets Related To Subsidiary		¥ 0	$ 0	¥ (143,016)		1,167,317
Property, Plant and Equipment, Net		2,687,909		4,879,086				$ 413,124
Equity Method Investment, Realized Gain (Loss) on Disposal		¥ 13,852	$ 2,129	97,124		0
Proceeds from Sale of Equity Method Investments				470,000		265,000	¥ 735,000
Land [Member]
Property, Plant and Equipment, Net						186,111
Building [Member]
Property, Plant and Equipment, Net						263,624
Fine Silicon [Member]
Land Reacquisition and Compensation Agreement, Aggregate Proceeds from Auction	¥ 1,875,600
Required Contribution To Be Made By Government						258,500
Expected Net Proceeds From Auction						1,617,100
Proceeds from Sale of Land Held-for-use					$ 103,000	1,370,800
Government Contract Receivable				143,016					$ 20,599
Refunds Due under Government Contracts				¥ 143,016					$ 20,599
Hainan Lvjian [Member]
Equity Method Investment, Realized Gain (Loss) on Disposal						7,000
Equity Method Investment, Amount Sold						¥ 735,000